UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22545

CENTRE FUNDS

(Exact name of registrant as specified in charter)

48 Wall Street, Suite 1100, New York, New York 10005

(Address of principal executive offices) (Zip code)

James A. Abate

48 Wall Street, Suite 1100

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 918-4705

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023 – September 30, 2024

Item 1. Reports to Stockholders.

(a)

CENTRE AMERICAN SELECT EQUITY FUND

INSTITUTIONAL : DHANX

Annual Shareholder Report | September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Centre American Select Equity Fund - Institutional (the "Fund") for the period of October 1, 2023 to September 30, 2024.

This report describes changes to the Fund that occurred during the September 30, 2024 annual reporting period.

You can find additional information about the Fund at https://www.centrefunds.com/resources/dhamx-dhanx. You can also request this information by contacting us at 855.298.4236.

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Centre American Select Equity Fund - Institutional	$103	1.03%

HOW DID THE FUND PERFORM LAST YEAR?

The Fund returned 25.28% for the 12 months ended September 30, 2024. This is in contrast to the S&P 500 Total Return Index, which had a 36.35% return for the same time period.

The strongest contributors to performance within the American Select Equity Fund over the one-year period ended September 30, 2024, included investments within the Consumer Discretionary sector: Hasbro, MercadoLibre, and Amazon; and the Information Technology sector: Nvidia. Stock investments that contributed negatively to the Fund’s relative performance over the period were in the Consumer Staples sector and included Kraft Heinz, PepsiCo, Tyson Foods, Estee Lauder, Molson Coors, and Boston Beer. Sectoral Biases, particularly our overweight posture in Consumer Staples and Health Care, contributed negatively as well as the impact from hedging instruments, namely put options on the S&P 500 Index, as the put option positions were affected negatively from the rise in the S&P 500 Index and corresponding sharp fall in implied volatility.

In the Fund, we continue to emphasize more idiosyncratic risk-oriented companies that are less influenced by a pervasive market effect and have historically demonstrated defensiveness during economic and financial market stress, as they produce and sell goods that are considered essential, in the Consumer Staples and Health Care sectors, with a particular emphasis on cash flow stability and dividend yield. Within cyclical or economically-sensitive segments, the Fund maintains limited exposure and focused on special situation stocks in the Industrials sector and Natural Gas industry. The Fund’s portfolio is designed to be relatively defensive with companies that have high barriers to entry. We continue to believe that our bottom-up focus, which allows flexibility and pragmatism to search for the best opportunities within the universe of large-capitalization equity securities, and tilting towards industries and sectors where we see the most opportunity, is most consistent with financial theory, empirical evidence, and the current environment.

TOTAL RETURN BASED ON $250,000 INVESTMENT

$900,000
$800,000
$700,000
$600,000
$500,000
$400,000
$300,000
$200,000
9/30/2014
3/31/2015
9/30/2015
3/31/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
Institutional - $841,168
S&P 500 Total Return Index - $952,346

	Institutional - $841,168	S&P 500 Total Return Index - $952,346
9/30/2014	$250,000	$250,000
3/31/2015	$253,888	$264,825
9/30/2015	$245,285	$248,463
3/31/2016	$263,025	$269,546
9/30/2016	$271,638	$286,802
3/31/2017	$290,482	$315,833
9/30/2017	$315,636	$340,175
3/31/2018	$343,292	$360,024
9/30/2018	$374,202	$401,101
3/31/2019	$361,969	$394,214
9/30/2019	$356,946	$418,163
3/31/2020	$343,569	$366,706
9/30/2020	$444,099	$481,512
3/31/2021	$543,446	$573,351
9/30/2021	$578,110	$625,989
3/31/2022	$729,938	$663,057
9/30/2022	$588,414	$529,135
3/31/2023	$655,582	$611,812
9/30/2023	$671,439	$643,520
3/31/2024	$783,541	$794,629
9/30/2024	$841,168	$877,449

The chart above represents historical performance of a hypothetical investment of $250,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	10 Year
Institutional (Incep. January 21, 2014)	25.28%	18.70%	12.90%
S&P 500 Total Return Index	36.35%	15.98%	13.38%

FUND STATISTICS

  Total Net Asset$419,879,067
  # of Portfolio Holdings36
  Portfolio Turnover Rate (Institutional)81%
  Advisory Fees Paid$2,831,147

Past performance does not guarantee future results. Call 855.298.4236 for current month-end performance.

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Consumer Staples -	23.59%
Health Care -	19.18%
Information Technology -	14.31%
Bonds -	9.71%
Communication Services -	9.01%
Materials -	7.99%
Consumer Discretionary -	6.27%
Energy -	5.47%
Financials -	2.25%
Industrials -	2.20%
Cash, Cash Equivalents, & Other Net Assets -	0.02%

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
iShares 20+ Year Treasury Bond ETF	9.53%
NVIDIA Corp.	6.24%
Microsoft Corp.	4.36%
Alphabet, Inc.	3.80%
Apple, Inc.	3.70%
Amazon.com, Inc.	3.62%
Johnson & Johnson	3.20%
International Flavors & Fragrances, Inc.	3.14%
McCormick & Co., Inc.	3.05%
Medtronic PLC	2.90%

Material Fund Changes

This is a summary of certain changes of the Fund since October 1, 2023. For more complete information, you may review the Fund’s prospectus available on January 30, 2024, or the Fund's next prospectus, which we expect to be available on January 29, 2025, or by calling us at 1-855-298-4236.

Effective January 29, 2024, the Fund's adviser contractually agreed to reduce its advisory fee and/or reimburse other expenses of the Fund, until at least January 29, 2025, to the extent necessary to limit the total operating expenses of the Fund to an annual rate of 0.95% of the average daily net assets ("Expense Limitation") of the Institutional Class shares. Prior to January 29, 2024, the Expense Limitation was 0.90% for the Fund's Institutional Class shares.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 855.298.4236.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.centrefunds.com/resources/dhamx-dhanx.

Distributor, ALPS Distributors, Inc.

CONTACT US

Phone: 855-298-4236

CENTRE AMERICAN SELECT EQUITY FUND - INSTITUTIONAL : DHANX

Annual Shareholder Report | September 30, 2024

156287203–A–09302024

CENTRE AMERICAN SELECT EQUITY FUND

INVESTOR : DHAMX

Annual Shareholder Report | September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Centre American Select Equity Fund - Investor (the "Fund") for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://www.centrefunds.com/resources/dhamx-dhanx. You can also request this information by contacting us at 855.298.4236.

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Centre American Select Equity Fund - Investor	$134	1.34%

HOW DID THE FUND PERFORM LAST YEAR?

The Fund returned 24.88% for the 12 months ended September 30, 2024. This is in contrast to the S&P 500 Total Return Index, which had a 36.35% return for the same time period.

The strongest contributors to performance within the American Select Equity Fund over the one-year period ended September 30, 2024, included investments within the Consumer Discretionary sector: Hasbro, MercadoLibre, and Amazon; and the Information Technology sector: Nvidia. Stock investments that contributed negatively to the Fund’s relative performance over the period were in the Consumer Staples sector and included Kraft Heinz, PepsiCo, Tyson Foods, Estee Lauder, Molson Coors, and Boston Beer. Sectoral Biases, particularly our overweight posture in Consumer Staples and Health Care, contributed negatively as well as the impact from hedging instruments, namely put options on the S&P 500 Index, as the put option positions were affected negatively from the rise in the S&P 500 Index and corresponding sharp fall in implied volatility.

In the Fund, we continue to emphasize more idiosyncratic risk-oriented companies that are less influenced by a pervasive market effect and have historically demonstrated defensiveness during economic and financial market stress, as they produce and sell goods that are considered essential, in the Consumer Staples and Health Care sectors, with a particular emphasis on cash flow stability and dividend yield. Within cyclical or economically-sensitive segments, the Fund maintains limited exposure and focused on special situation stocks in the Industrials sector and Natural Gas industry. The Fund’s portfolio is designed to be relatively defensive with companies that have high barriers to entry. We continue to believe that our bottom-up focus, which allows flexibility and pragmatism to search for the best opportunities within the universe of large-capitalization equity securities, and tilting towards industries and sectors where we see the most opportunity, is most consistent with financial theory, empirical evidence, and the current environment.

TOTAL RETURN BASED ON $10,000 INVESTMENT

$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
9/30/2014
3/31/2015
9/30/2015
3/31/2016
9/30/2016
3/31/2017
9/30/2017
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
Investor - $32,506
S&P 500 Total Return Index - $35,098

	Investor - $32,506	S&P 500 Total Return Index - $35,098
9/30/2014	$10,000	$10,000
3/31/2015	$10,145	$10,593
9/30/2015	$9,793	$9,939
3/31/2016	$10,500	$10,782
9/30/2016	$10,844	$11,472
3/31/2017	$11,575	$12,633
9/30/2017	$12,578	$13,607
3/31/2018	$13,666	$14,401
9/30/2018	$14,854	$16,044
3/31/2019	$14,334	$15,769
9/30/2019	$14,093	$16,727
3/31/2020	$13,528	$14,668
9/30/2020	$17,450	$19,260
3/31/2021	$21,295	$22,934
9/30/2021	$22,616	$25,040
3/31/2022	$28,458	$26,522
9/30/2022	$22,895	$21,165
3/31/2023	$25,470	$24,472
9/30/2023	$26,031	$25,741
3/31/2024	$30,318	$31,785
9/30/2024	$32,506	$35,098

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

Investor	1 Year	5 Year	10 Year
Investor (Incep. December 21, 2011)	24.88%	18.19%	12.51%
S&P 500 Total Return Index	36.35%	15.98%	13.38%

FUND STATISTICS

  Total Net Asset$419,879,067
  # of Portfolio Holdings36
  Portfolio Turnover Rate (Investor)81%
  Advisory Fees Paid$2,831,147

Past performance does not guarantee future results. Call 855.298.4236 for current month-end performance.

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Consumer Staples -	23.59%
Health Care -	19.18%
Information Technology -	14.31%
Bonds -	9.71%
Communication Services -	9.01%
Materials -	7.99%
Consumer Discretionary -	6.27%
Energy -	5.47%
Financials -	2.25%
Industrials -	2.20%
Cash, Cash Equivalents, & Other Net Assets -	0.02%

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
iShares 20+ Year Treasury Bond ETF	9.53%
NVIDIA Corp.	6.24%
Microsoft Corp.	4.36%
Alphabet, Inc.	3.80%
Apple, Inc.	3.70%
Amazon.com, Inc.	3.62%
Johnson & Johnson	3.20%
International Flavors & Fragrances, Inc.	3.14%
McCormick & Co., Inc.	3.05%
Medtronic PLC	2.90%

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 855.298.4236.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.centrefunds.com/resources/dhamx-dhanx.

Distributor, ALPS Distributors, Inc.

CONTACT US

Phone: 855-298-4236

CENTRE AMERICAN SELECT EQUITY FUND - INVESTOR : DHAMX

Annual Shareholder Report | September 30, 2024

156287104–A–09302024

CENTRE GLOBAL INFRASTRUCTURE FUND

INSTITUTIONAL : DHINX

Annual Shareholder Report | September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Centre Global Infrastructure Fund - Institutional (the "Fund") for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://www.centrefunds.com/resources/dhivx-dhinx. You can also request this information by contacting us at 855.298.4236.

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Centre Global Infrastructure Fund - Institutional	$139	1.18%

HOW DID THE FUND PERFORM LAST YEAR?

The Fund returned 35.21% for the 12 months ended September 30, 2024. This is in contrast to the S&P Global Infrastructure Index, which had a 29.67% return for the same time period.

During the period, investments providing the strongest contribution to the Global Infrastructure Fund’s performance within the Utilities sector included: Constellation Energy, NextEra Energy, Public Service Enterprise Group, and Southern Company; within the Communications sector: KT Corp., Verizon Communications, T-Mobile, AT&T, and Deutsche Telekom; and within the Energy sector included: Kinder Morgan, Williams, and Enbridge. Stocks that contributed negatively to the Infrastructure Fund’s performance included Flowserve, Kirby, and Pearson PLC.

In the Energy sector, the secular opportunity for green energy and ESG awareness remains intact despite recent setbacks in autos and wind power generation. However, the cyclical opportunities due to elevated oil & gas prices are profound resulting from supply constraints being imposed at the same time demand is rising. In particular, the value of legacy pipeline assets will increase dramatically, especially those used for natural gas liquefaction and export. In the Utilities sector, we see potential further transformation of the sector from being historically a “bond proxy” to growth industry as demand for electricity increases, as well as remaining an excellent inflation hedge from regulated power generation assets. In the Communications sector, we expect tax and R&D incentives to be most impactful, raising returns on incremental capital investments.

In the Infrastructure Fund, diversification across regions and developed countries as well as being balanced across the Telecommunication, Utilities, Energy, Transportation, and Social Infrastructure sectors should aid in returns and risk management. Centre believes its disciplined, high‐conviction approach to stock selection, with a cognizance of risk management, seems positioned to perform well relative to less risk aware and less historically appreciative strategies.

TOTAL RETURN BASED ON $250,000 INVESTMENT

$467,000
$422,000
$377,000
$332,000
$287,000
$242,000
$197,000
1/29/2018
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
Institutional - $363,927
S&P Global Infrastructure Index - $355,549
MSCI World Index - $466,238

	Institutional - $363,927	MSCI World Index - $466,238	S&P Global Infrastructure Index - $355,549
1/29/2018	$250,000	$250,000	$250,000
3/31/2018	$234,007	$232,238	$233,545
9/30/2018	$248,049	$248,033	$234,505
3/31/2019	$255,434	$241,559	$252,680
9/30/2019	$269,351	$252,566	$266,100
3/31/2020	$215,115	$216,462	$197,315
9/30/2020	$238,903	$278,851	$227,273
3/31/2021	$279,590	$333,424	$268,327
9/30/2021	$282,733	$359,219	$277,561
3/31/2022	$301,070	$367,167	$310,893
9/30/2022	$253,014	$288,694	$258,920
3/31/2023	$284,283	$341,384	$297,666
9/30/2023	$269,162	$352,073	$274,185
3/31/2024	$310,097	$427,099	$306,991
9/30/2024	$363,927	$466,238	$355,549

The chart above represents historical performance of a hypothetical investment of $250,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Institutional (Incep. January 29, 2018)	35.21%	6.20%	5.79%
S&P Global Infrastructure Index	29.67%	5.97%	5.42%
MSCI World Index	32.43%	13.04%	9.80%

FUND STATISTICS

  Total Net Asset$30,588,951
  # of Portfolio Holdings49
  Portfolio Turnover Rate (Institutional)10%
  Advisory Fees Paid$161,690

Past performance does not guarantee future results. Call 855.298.4236 for current month-end performance.

WHAT DID THE FUND INVEST IN?

COUNTRY WEIGHTINGS (as a % of Net Assets)

Value	Value
United States -	58.46%
Canada -	10.75%
Japan -	6.75%
Spain -	5.46%
Germany -	4.46%
Italy -	3.23%
United Kingdom -	2.34%
Australia -	2.02%
South Korea -	1.64%
New Zealand -	1.48%
France -	1.45%
Singapore -	0.74%
Switzerland -	0.63%
Netherlands -	0.59%

INDUSTRY WEIGHTINGS (as a % of Net Assets)

Industry	Industry
Oil, Gas & Consumable Fuels	27.47%
Diversified Telecommunication Services	23.70%
Electric Utilities	20.04%
Wireless Telecommunication Services	10.94%
Multi-Utilities	6.39%
Health Care Providers & Services	6.25%
Transportation Infrastructure	3.27%
Electrical Equipment	1.68%
Money Market -	0.33%
Cash, Cash Equivalents, & Other Net Assets -	(0.07)%

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
Verizon Communications, Inc.	6.86%
AT&T, Inc.	5.72%
Enbridge, Inc.	5.57%
HCA Healthcare, Inc.	5.18%
T-Mobile US, Inc.	4.27%
Kinder Morgan, Inc.	4.11%
The Williams Cos., Inc.	3.82%
Deutsche Telekom AG	3.70%
ONEOK, Inc.	3.68%
NextEra Energy, Inc.	3.49%

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 855.298.4236.

ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.centrefunds.com/resources/dhivx-dhinx. You can also request this information by contacting us at 855.298.4236.

Distributor, ALPS Distributors, Inc.

CONTACT US

Phone: 855-298-4236

CENTRE GLOBAL INFRASTRUCTURE FUND - INSTITUTIONAL : DHINX

Annual Shareholder Report | September 30, 2024

156287831–A–09302024

CENTRE GLOBAL INFRASTRUCTURE FUND

INVESTOR : DHIVX

Annual Shareholder Report | September 30, 2024

FUND OVERVIEW

This annual shareholder report contains important information about Centre Global Infrastructure Fund - Investor (the "Fund") for the period of October 1, 2023 to September 30, 2024.

You can find additional information about the Fund at https://www.centrefunds.com/resources/dhivx-dhinx. You can also request this information by contacting us at 855.298.4236.

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Centre Global Infrastructure Fund - Investor	$184	1.57%

HOW DID THE FUND PERFORM LAST YEAR?

The Fund returned 34.80% for the 12 months ended September 30, 2024. This is in contrast to the S&P Global Infrastructure Index, which had a 29.67% return for the same time period.

During the period, investments providing the strongest contribution to the Global Infrastructure Fund’s performance within the Utilities sector included: Constellation Energy, NextEra Energy, Public Service Enterprise Group, and Southern Company; within the Communications sector: KT Corp., Verizon Communications, T-Mobile, AT&T, and Deutsche Telekom; and within the Energy sector included: Kinder Morgan, Williams, and Enbridge. Stocks that contributed negatively to the Infrastructure Fund’s performance included Flowserve, Kirby, and Pearson PLC.

In the Energy sector, the secular opportunity for green energy and ESG awareness remains intact despite recent setbacks in autos and wind power generation. However, the cyclical opportunities due to elevated oil & gas prices are profound resulting from supply constraints being imposed at the same time demand is rising. In particular, the value of legacy pipeline assets will increase dramatically, especially those used for natural gas liquefaction and export. In the Utilities sector, we see potential further transformation of the sector from being historically a “bond proxy” to growth industry as demand for electricity increases, as well as remaining an excellent inflation hedge from regulated power generation assets. In the Communications sector, we expect tax and R&D incentives to be most impactful, raising returns on incremental capital investments.

In the Infrastructure Fund, diversification across regions and developed countries as well as being balanced across the Telecommunication, Utilities, Energy, Transportation, and Social Infrastructure sectors should aid in returns and risk management. Centre believes its disciplined, high‐conviction approach to stock selection, with a cognizance of risk management, seems positioned to perform well relative to less risk aware and less historically appreciative strategies.

TOTAL RETURN BASED ON $10,000 INVESTMENT

$19,000
$17,000
$15,000
$13,000
$11,000
$9,000
$7,000
1/29/2018
3/31/2018
9/30/2018
3/31/2019
9/30/2019
3/31/2020
9/30/2020
3/31/2021
9/30/2021
3/31/2022
9/30/2022
3/31/2023
9/30/2023
3/31/2024
9/30/2024
Investor - $14,244
S&P Global Infrastructure Index - $14,222
MSCI World Index - $18,650

	Investor - $14,244	MSCI World Index - $18,650	S&P Global Infrastructure Index - $14,222
1/29/2018	$10,000	$10,000	$10,000
3/31/2018	$9,355	$9,290	$9,342
9/30/2018	$9,882	$9,921	$9,380
3/31/2019	$10,173	$9,662	$10,107
9/30/2019	$10,713	$10,103	$10,644
3/31/2020	$8,546	$8,658	$7,893
9/30/2020	$9,481	$11,154	$9,091
3/31/2021	$11,096	$13,337	$10,733
9/30/2021	$11,188	$14,369	$11,102
3/31/2022	$11,891	$14,687	$12,436
9/30/2022	$9,983	$11,548	$10,357
3/31/2023	$11,195	$13,655	$11,907
9/30/2023	$10,567	$14,083	$10,967
3/31/2024	$12,163	$17,084	$12,280
9/30/2024	$14,244	$18,650	$14,222

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

Investor	1 Year	5 Year	Since Inception
Investor (Incep. January 29, 2018)	34.80%	5.86%	5.45%
S&P Global Infrastructure Index	29.67%	5.97%	5.42%
MSCI World Index	32.43%	13.04%	9.80%

FUND STATISTICS

  Total Net Asset$30,588,951
  # of Portfolio Holdings49
  Portfolio Turnover Rate (Investor)10%
  Advisory Fees Paid$161,690

Past performance does not guarantee future results. Call 855.298.4236 for current month-end performance.

WHAT DID THE FUND INVEST IN?

COUNTRY WEIGHTINGS (as a % of Net Assets)

Value	Value
United States -	58.46%
Canada -	10.75%
Japan -	6.75%
Spain -	5.46%
Germany -	4.46%
Italy -	3.23%
United Kingdom -	2.34%
Australia -	2.02%
South Korea -	1.64%
New Zealand -	1.48%
France -	1.45%
Singapore -	0.74%
Switzerland -	0.63%
Netherlands -	0.59%

INDUSTRY WEIGHTINGS (as a % of Net Assets)

Industry	Industry
Oil, Gas & Consumable Fuels	27.47%
Diversified Telecommunication Services	23.70%
Electric Utilities	20.04%
Wireless Telecommunication Services	10.94%
Multi-Utilities	6.39%
Health Care Providers & Services	6.25%
Transportation Infrastructure	3.27%
Electrical Equipment	1.68%
Money Market -	0.33%
Cash, Cash Equivalents, & Other Net Assets -	(0.07)%

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
Verizon Communications, Inc.	6.86%
AT&T, Inc.	5.72%
Enbridge, Inc.	5.57%
HCA Healthcare, Inc.	5.18%
T-Mobile US, Inc.	4.27%
Kinder Morgan, Inc.	4.11%
The Williams Cos., Inc.	3.82%
Deutsche Telekom AG	3.70%
ONEOK, Inc.	3.68%
NextEra Energy, Inc.	3.49%

Material Fund Changes

There have been no material Fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 855.298.4236.

ADDITIONAL INFORMATION

You can find additional information about the Fund at https://www.centrefunds.com/resources/dhivx-dhinx. You can also request this information by contacting us at 855.298.4236.

Distributor, ALPS Distributors, Inc.

CONTACT US

Phone: 855-298-4236

CENTRE GLOBAL INFRASTRUCTURE FUND - INVESTOR : DHIVX

Annual Shareholder Report | September 30, 2024

156287849–A–09302024

(b)	Not Applicable to the Registrant

Item 2. Code of Ethics.

(a)	The Registrant, as of the of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted on Item 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as an Exhibit to this report.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Board of Trustees has designated Dr. Aloke Ghosh as the Trust's "audit committee financial expert," as defined in Form N-CSR under the 1940 Act, based on the Board's review of his qualifications. Dr. Ghosh is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: For the Registrant’s fiscal years ended September 30, 2024 and September 30, 2023, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $26,500 and $25,000, respectively.

(b)	Audit-Related Fees: For the Registrant’s fiscal years ended September 30, 2024 and September 30, 2023, the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s annual financial statements and are not reported under paragraph (a) of this Item were $0 and $0, respectively.

(c)	Tax Fees: For the Registrant’s fiscal years ended September 30, 2024 and September 30, 2023, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $6,000 and $5,000, respectively. The fiscal years 2024 and 2023 tax fees were for services for dividend calculation, excise tax preparation and tax return preparation.

(d)	All Other Fees: For the Registrant’s fiscal years ended September 30, 2024 and September 30, 2023, the aggregate fees billed by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item were $0 and $0, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal accountant must be pre-approved by the Registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for the fiscal years ended September 30, 2024 and September 30, 2023 were $0 and $0, respectively.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a)	The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

CENTRE

Centre Funds

ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

SEPTEMBER 30, 2024

CENTRE AMERICAN SELECT EQUITY FUND
Investor Class (Ticker: DHAMX)
Institutional Class (Ticker: DHANX)

CENTRE GLOBAL INFRASTRUCTURE FUND
Investor Class (Ticker: DHIVX)
Institutional Class (Ticker: DHINX)

Each a series of

CENTRE FUNDS

FUNDAMENTALLY-DRIVEN SPECIALIST ACTIVE FUNDS

For questions or for Shareholder Services, please call 1-855-298-4236 or visit us online at www.centrefunds.com.

Centre Funds

ITEM 7 – Financial Statements and Financial Highlights
for Open-End Management Investment Companies

Annual Report | September 30, 2024	1

Centre American Select Equity Fund	Schedule of Investments

September 30, 2024

	Shares	Value
COMMON STOCKS (90.26%)
Communication Services (9.01%)
Interactive Media & Services (6.47%)
Alphabet, Inc., Class A	52,013	$8,626,356
Alphabet, Inc., Class C	43,912	7,341,647
Meta Platforms, Inc., Class A	19,601	11,220,397
		27,188,400
Media (2.54%)
Paramount Global, Class B	1,002,960	10,651,435

Total Communication Services		37,839,835

Consumer Discretionary (6.27%)
Broadline Retail (3.62%)
Amazon.com, Inc.(a)	81,544	15,194,094

Leisure Products (2.65%)
Hasbro, Inc.	153,685	11,114,499

Total Consumer Discretionary		26,308,593

Consumer Staples (23.59%)
Beverages (4.76%)
Molson Coors Beverage Co., Class B	142,207	8,179,747
PepsiCo, Inc.	69,339	11,791,097
		19,970,844
Food Products (9.47%)
Conagra Brands, Inc.	257,075	8,360,079
Kraft Heinz Co.	248,582	8,727,714
McCormick & Co., Inc.	155,700	12,814,110
Tyson Foods, Inc., Class A	165,597	9,862,957
		39,764,860
Household Products (7.05%)
Clorox Co.	67,116	10,933,867
Colgate-Palmolive Co.	90,141	9,357,537
Kimberly-Clark Corp.	65,606	9,334,422
		29,625,826
Tobacco (2.31%)
Altria Group, Inc.	190,053	9,700,305

Total Consumer Staples		99,061,835

Energy (5.46%)
Oil, Gas & Consumable Fuels (5.46%)
EQT Corp.	313,122	11,472,790
Kinder Morgan, Inc.	519,486	11,475,446
		22,948,236
Total Energy		22,948,236

Financials (2.25%)
Capital Markets (2.25%)
Morgan Stanley	90,578	9,441,851

Total Financials		9,441,851

Health Care (19.18%)
Biotechnology (4.26%)
Biogen, Inc.(a)	44,840	8,691,786
	Shares	Value
Health Care (continued)
Incyte Corp.(a)	139,125	$9,196,162
		17,887,948
Health Care Equipment & Supplies (5.17%)
Baxter International, Inc.	250,588	9,514,826
Medtronic PLC	135,148	12,167,375
		21,682,201
Pharmaceuticals (9.75%)
Bristol-Myers Squibb Co.	184,018	9,521,092
Eli Lilly & Co.	7,029	6,227,272
Johnson & Johnson	82,954	13,443,526
Pfizer, Inc.	406,166	11,754,444
		40,946,334
Total Health Care		80,516,483

Industrials (2.20%)
Electrical Equipment (2.20%)
Generac Holdings, Inc.(a)	58,237	9,252,694

Total Industrials		9,252,694

Information Technology (14.31%)
Semiconductors & Semiconductor Equipment (6.25%)
NVIDIA Corp.	215,888	26,217,439

Software (4.36%)
Microsoft Corp.	42,560	18,313,568

Technology Hardware, Storage & Peripherals (3.70%)
Apple, Inc.	66,747	15,552,051

Total Information Technology		60,083,058

Materials (7.99%)
Chemicals (5.43%)
FMC Corp.	145,912	9,621,437
International Flavors & Fragrances, Inc.	125,724	13,192,219
		22,813,656
Metals & Mining (2.56%)
Barrick Gold Corp.	539,585	10,732,346

Total Materials		33,546,002

TOTAL COMMON STOCKS
(Cost $274,809,473)		378,998,587

EXCHANGE TRADED FUNDS (9.53%)
iShares 20+ Year Treasury Bond ETF	407,655	39,990,955

TOTAL EXCHANGE TRADED FUNDS
(Cost $37,597,246)		39,990,955

See Notes to Financial Statements and Financial Highlights.

2	centrefunds.com

Centre American Select Equity Fund	Schedule of Investments

September 30, 2024

		Shares	Value
Materials (continued)

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.18%)
Money Market Fund (0.18%)
First American Treasury Obligations	5.210%	769,771	$769,771

TOTAL SHORT TERM INVESTMENTS
(Cost $769,771)			769,771

TOTAL INVESTMENTS (99.97%)
(Cost $313,176,490)			$419,759,313
Other Assets In Excess Of Liabilities (0.03%)			119,754
NET ASSETS (100.00%)			$419,879,067

(a)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	3

Centre Global Infrastructure Fund	Schedule of Investments

September 30, 2024

	Shares	Value
COMMON STOCKS (99.74%)
ASIA (12.64%)
Australia (2.02%)
Transportation Infrastructure (2.02%)
Transurban Group	68,139	$618,525

Total Australia		618,525

Japan (6.75%)
Diversified Telecommunication Services (1.14%)
Nippon Telegraph & Telephone Corp.	341,300	348,602

Wireless Telecommunication Services (5.61%)
KDDI Corp.	18,000	575,349
SoftBank Corp.	309,000	402,469
SoftBank Group Corp.	12,600	738,773
		1,716,591
Total Japan		2,065,193

New Zealand (1.49%)
Electric Utilities (1.49%)
Mercury NZ, Ltd.	110,751	453,822

Total New Zealand		453,822

Singapore (0.74%)
Diversified Telecommunication Services (0.74%)
Singapore Telecommunications, Ltd.	89,300	225,117

Total Singapore		225,117

South Korea (1.64%)
Diversified Telecommunication Services (1.64%)
KT Corp., ADR	32,626	501,788

Total South Korea		501,788

TOTAL ASIA
(Cost $3,378,108)		3,864,445

EUROPE (18.17%)
France (1.45%)
Diversified Telecommunication Services (0.85%)
Orange SA	22,663	259,464

Multi-Utilities (0.60%)
Engie SA	10,639	183,741

Total France		443,205

Germany (4.46%)
Diversified Telecommunication Services (3.70%)
Deutsche Telekom AG	38,573	1,133,123

Multi-Utilities (0.76%)
E.ON SE	15,630	232,358

Total Germany		1,365,481
	Shares	Value

Great Britain (2.34%)
Multi-Utilities (1.28%)
National Grid PLC	28,343	$390,300

Wireless Telecommunication Services (1.06%)
Vodafone Group PLC	323,543	324,594

Total Great Britain		714,894

Italy (3.24%)
Electric Utilities (3.24%)
Enel SpA	123,896	989,541

Total Italy		989,541

Netherlands (0.59%)
Diversified Telecommunication Services (0.59%)
Koninklijke KPN NV	44,546	181,933

Total Netherlands		181,933

Spain (5.46%)
Diversified Telecommunication Services (1.84%)
Cellnex Telecom SA(a)(b)	6,731	272,956
Telefonica SA	59,055	288,981
		561,937
Electric Utilities (2.37%)
Iberdrola SA	46,952	725,957

Transportation Infrastructure (1.25%)
Aena SME SA(a)(b)	1,743	383,388

Total Spain		1,671,282

Switzerland (0.63%)
Diversified Telecommunication Services (0.63%)
Swisscom AG	294	191,924

Total Switzerland		191,924

TOTAL EUROPE
(Cost $4,243,667)		5,558,260

NORTH AMERICA (68.93%)
Canada (10.75%)
Oil, Gas & Consumable Fuels (10.75%)
Enbridge, Inc.	41,913	1,702,614
Pembina Pipeline Corp.	13,146	541,898
TC Energy Corp.	21,934	1,042,654
		3,287,166
Total Canada		3,287,166

United States (58.18%)
Diversified Telecommunication Services (12.57%)
AT&T, Inc.	79,472	1,748,384
Verizon Communications, Inc.	46,710	2,097,746
		3,846,130

See Notes to Financial Statements and Financial Highlights.

4	centrefunds.com

Centre Global Infrastructure Fund	Schedule of Investments

September 30, 2024

		Shares	Value
Electric Utilities (12.94%)
American Electric Power Co., Inc.		3,141	$322,266
Constellation Energy Corp.		1,940	504,439
Duke Energy Corp.		4,832	557,130
Edison International		2,233	194,472
Exelon Corp.		6,224	252,383
NextEra Energy, Inc.		12,634	1,067,952
PG&E Corp.		12,152	240,245
The Southern Co.		6,582	593,565
Xcel Energy, Inc.		3,470	226,591
			3,959,043
Electrical Equipment (1.68%)
Generac Holdings, Inc.(c)		3,233	513,659

Health Care Providers & Services (6.25%)
HCA Healthcare, Inc.		3,900	1,585,077
Universal Health Services, Inc., Class B		1,428	327,026
			1,912,103
Multi-Utilities (3.75%)
Consolidated Edison, Inc.		2,139	222,734
Dominion Energy, Inc.		5,112	295,422
Public Service Enterprise Group, Inc.		3,228	287,970
Sempra Energy		4,076	340,876
			1,147,002
Oil, Gas & Consumable Fuels (16.72%)
Cheniere Energy, Inc.		4,999	899,020
Kinder Morgan, Inc.		56,856	1,255,949
ONEOK, Inc.		12,342	1,124,727
Targa Resources Corp.		4,489	664,417
The Williams Cos., Inc.		25,605	1,168,868
			5,112,981
Wireless Telecommunication Services (4.27%)
T-Mobile US, Inc.		6,335	1,307,291

Total United States			17,798,209

TOTAL NORTH AMERICA
(Cost $13,965,371)			21,085,375

TOTAL COMMON STOCKS
(Cost $21,587,146)			30,508,080

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.33%)
Money Market Fund (0.33%)
First American Treasury Obligations	5.210%	101,064	101,064

TOTAL SHORT TERM INVESTMENTS
(Cost $101,064)			101,064

			Value
TOTAL INVESTMENTS (100.07%)
(Cost $21,688,210)			$30,609,144
Liabilities in Excess of Other Assets (-0.07%)			(20,193)
NET ASSETS (100.00%)			$30,588,951
(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2024, these securities had a total aggregate market value of $656,344, representing 2.15% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities was $656,344, representing 2.15% of net assets.
(c)	Non-income producing security.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	5

Centre Funds	Statements of Assets and Liabilities

September 30, 2024

	Centre American Select Equity Fund	Centre Global Infrastructure Fund
ASSETS:
Investments, at value	$419,759,313	$30,609,144
Foreign currency, at value (Cost $– and $2,943, respectively)	–	3,038
Receivable for dividends	636,342	72,088
Deposit with broker for options	100,767	–
Receivable for fund shares sold	30,136	1,000
Prepaid and other assets	20,305	1,280
Total Assets	420,546,863	30,686,550
LIABILITIES:
Payable to investment adviser	263,251	2,987
Payable to administrator	58,587	1,835
Payable to transfer agent	23,129	7,816
Payable for fund shares redeemed	101,122	437
Accrued 12b-1 and service fees	73,244	14,977
Payable for custodian fees	11,424	4,236
Payable for printing	31,861	–
Payable for legal and audit fees	23,374	16,095
Payable to trustees	22,968	1,549
Payable under the Chief Compliance Officer Services Agreement	10,664	872
Other payables	48,172	46,795
Total Liabilities	667,796	97,599
NET ASSETS	$419,879,067	$30,588,951
NET ASSETS CONSIST OF:
Paid-in capital	$279,148,678	$49,811,766
Total distributable earnings/(accumulated deficit)	140,730,389	(19,222,815)
NET ASSETS	$419,879,067	$30,588,951
INVESTMENTS, AT COST	$313,176,490	$21,688,210
PRICING OF SHARES
Investor Class
Net Assets	$215,958,605	$26,798,066
Shares outstanding	12,318,435	2,215,352
Net Asset Value, offering and redemption price per share	$17.53	$12.10
Institutional Class
Net Assets	$203,920,462	$3,790,885
Shares outstanding	11,265,563	314,039
Net Asset Value, offering and redemption price per share	$18.10	$12.07

See Notes to Financial Statements and Financial Highlights.

6	centrefunds.com

Centre Funds	Statements of Operations

For the Year Ended September 30, 2024

	Centre American Select Equity Fund	Centre Global Infrastructure Fund
INVESTMENT INCOME:
Dividends	$7,680,003	$1,277,317
Foreign taxes withheld	(8,094)	(86,018)
Total Investment Income	7,671,909	1,191,299

EXPENSES:
Investment advisory fees	2,915,501	242,099
Administration fees	283,452	29,653
Transfer agent fees	134,478	44,138
Custodian fees	67,785	17,401
Legal fees	52,752	3,961
Audit and tax fees	15,500	15,559
Trustees' fees and expenses	96,207	8,254
Registration/filing fees	66,521	52,985
12b-1 fees (Investor Class)	514,290	62,117
Shareholder service fees
Investor Class	226,288	17,393
Institutional Class	141,987	1,883
Printing fees	64,012	5,481
Chief Compliance Officer services fees	68,204	5,183
Recoupment of previously waived fees - Investor class	46,180	–
Miscellaneous expenses	32,346	7,417
Total expenses before waivers	4,725,503	513,524
Fees waived/reimbursed by investment adviser (Investor Class) (Note 5)	–	(66,332)
Fees waived/reimbursed by investment adviser (Institutional Class) (Note 5)	(84,354)	(14,077)
Net Expenses	4,641,149	433,115
Net Investment Income	3,030,760	758,184
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, DERIVATIVES AND FOREIGN CURRENCIES:
Net realized gain on investments and derivatives	41,908,292	553,272
Net realized loss on foreign currencies	–	(7,752)
Total realized gain	41,908,292	545,520
Net change in unrealized appreciation on investments and derivatives	41,678,496	7,230,574
Net change in unrealized appreciation on foreign currencies	–	4,048
Total change in unrealized appreciation	41,678,496	7,234,622
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, DERIVATIVES AND FOREIGN CURRENCIES:	83,586,788	7,780,142
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$86,617,548	$8,538,326

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	7

Centre American Select Equity Fund	Statements of Changes in Net Assets

	For The Year Ended September 30, 2024	For The Year Ended September 30, 2023
OPERATIONS:
Net investment income	$3,030,760	$2,228,318
Net realized gain	41,908,292	4,647,641
Net change in unrealized appreciation	41,678,496	41,900,268
Net increase in net assets resulting from operations	86,617,548	48,776,227
DISTRIBUTIONS TO SHAREHOLDERS:
Investor	(5,126,535)	(3,010,568)
Institutional	(4,505,366)	(1,781,935)
Total distributions	(9,631,901)	(4,792,503)
CAPITAL SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	14,418,918	57,188,009
Shares issued in reinvestment of distributions	4,900,829	2,912,852
Cost of shares redeemed	(53,255,305)	(123,800,290)
Redemption fees	8,303	87,031
Net decrease from capital share transactions	(33,927,255)	(63,612,398)
Institutional Class
Proceeds from sale of shares	76,702,160	153,571,169
Shares issued in reinvestment of distributions	4,204,322	1,715,622
Cost of shares redeemed	(83,985,615)	(98,299,656)
Redemption fees	6,864	28,546
Net increase/(decrease) from capital share transactions	(3,072,269)	57,015,681
Net increase in net assets	39,986,123	37,387,007
NET ASSETS:
Beginning of period	379,892,944	342,505,937
End of period	$419,879,067	$379,892,944

OTHER INFORMATION:
Share Transactions:
Investor Class
Beginning shares	14,565,719	18,950,131
Shares sold	904,354	4,083,896
Shares issued in reinvestment of dividends	326,070	219,507
Shares redeemed	(3,477,708)	(8,687,815)
Ending shares	12,318,435	14,565,719
Institutional Class
Beginning shares	11,477,969	7,521,817
Shares sold	4,778,669	10,570,779
Shares issued in reinvestment of dividends	271,422	125,963
Shares redeemed	(5,262,497)	(6,740,590)
Ending shares	11,265,563	11,477,969

See Notes to Financial Statements and Financial Highlights.

8	centrefunds.com

Centre Global Infrastructure Fund	Statements of Changes in Net Assets

	For The Year Ended September 30, 2024	For The Year Ended September 30, 2023
OPERATIONS:
Net investment income	$758,184	$649,345
Net realized gain	545,520	133,568
Net change in unrealized appreciation	7,234,622	1,377,063
Net increase in net assets resulting from operations	8,538,326	2,159,976
DISTRIBUTIONS TO SHAREHOLDERS:
Investor	(610,559)	(462,866)
Institutional	(111,731)	(84,955)
Total distributions	(722,290)	(547,821)
CAPITAL SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	192,650	178,584
Shares issued in reinvestment of distributions	481,992	363,361
Cost of shares redeemed	(4,915,739)	(4,947,770)
Net decrease from capital share transactions	(4,241,097)	(4,405,826)
Institutional Class
Proceeds from sale of shares	409,278	445,392
Shares issued in reinvestment of distributions	104,610	80,242
Cost of shares redeemed	(1,260,297)	(1,731,473)
Redemption fees	–	164
Net decrease from capital share transactions	(746,409)	(1,205,675)
Net increase/(decrease) in net assets	2,828,530	(3,999,345)
NET ASSETS:
Beginning of period	27,760,421	31,759,766
End of period	$30,588,951	$27,760,421

OTHER INFORMATION:
Share Transactions:
Investor Class
Beginning shares	2,630,385	3,085,768
Shares sold	17,628	18,398
Shares issued in reinvestment of dividends	46,426	37,554
Shares redeemed	(479,086)	(511,334)
Ending shares	2,215,353	2,630,385
Institutional Class
Beginning shares	385,820	507,023
Shares sold	40,107	46,499
Shares issued in reinvestment of dividends	10,072	8,288
Shares redeemed	(121,960)	(175,990)
Ending shares	314,039	385,820

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	9

Centre American Select Equity Fund	Financial Highlights

Investor Class	For a share outstanding throughout the periods presented.

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$14.40	$12.84	$14.73	$11.88	$10.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.06	0.11	0.02	0.10
Net realized and unrealized gain on investments	3.42	1.67	0.27	3.40	2.25
Total income from investment operations	3.52	1.73	0.38	3.42	2.35

DISTRIBUTIONS:
Net investment income	(0.17)	(0.05)	(0.14)	(0.11)	(0.02)
Net realized gains on investments	(0.22)	(0.13)	(2.15)	(0.46)	(1.00)
Total distributions	(0.39)	(0.18)	(2.29)	(0.57)	(1.02)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 4)	0.00 (b)	0.01	0.02	0.00 (b)	0.00 (b)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.13	1.56	(1.89)	2.85	1.33
NET ASSET VALUE, END OF PERIOD	$17.53	$14.40	$12.84	$14.73	$11.88

Total Return(c)	24.88%	13.70%	1.23%	29.60%	23.82%

SUPPLEMENTAL DATA:
Net assets, end of period (000)	$215,959	$209,752	$243,353	$138,985	$151,342

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.63%	0.43%	0.78%	0.17%	0.93%
Operating expenses excluding reimbursement/waiver	1.34%	1.36%	1.46%	1.44%	1.56%
Operating expenses including reimbursement/waiver	1.34%	1.36%	1.46%	1.46%	1.47%

PORTFOLIO TURNOVER RATE	81%	93%	138%	86%	94%

(a)	Calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)	Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

See Notes to Financial Statements and Financial Highlights.

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Centre American Select Equity Fund	Financial Highlights

Institutional Class	For a share outstanding throughout the periods presented.

	For the Year Ended September 30, 2024		For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$14.82		$13.18	$15.01	$12.06	$10.66
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.12	0.18	0.09	0.20
Net realized and unrealized gain on investments	3.52		1.72	0.30	3.45	2.23
Total income from investment operations	3.68		1.84	0.48	3.54	2.43

DISTRIBUTIONS:
Net investment income	(0.18)		(0.07)	(0.16)	(0.13)	(0.03)
Net realized gains on investments	(0.22)		(0.13)	(2.15)	(0.46)	(1.00)
Total distributions	(0.40)		(0.20)	(2.31)	(0.59)	(1.03)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 4)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.28		1.64	(1.83)	2.95	1.40
NET ASSET VALUE, END OF PERIOD	$18.10		$14.82	$13.18	$15.01	$12.06

Total Return(c)	25.28%		14.11%	1.78%	30.18%	24.42%

SUPPLEMENTAL DATA:
Net assets, end of period (000)	$203,920		$170,141	$99,153	$15,861	$11,682

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.95%		0.81%	1.24%	0.65%	1.73%
Operating expenses excluding reimbursement/waiver	1.08%		1.08%	1.05%	1.16%	1.26%
Operating expenses including reimbursement/waiver	1.03	%(d)	0.98%	0.98%	0.98%	0.99%

PORTFOLIO TURNOVER RATE	81%		93%	138%	86%	94%

(a)	Calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)	Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)	Effective January 30, 2024, the net expense limitation changed from 0.90% to 0.95%, excluding, among other fees and expenses, 12B-1 fees and shareholder service fees.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	11

Centre Global Infrastructure Fund	Financial Highlights

Investor Class	For a share outstanding throughout the periods presented.

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022		For the Year Ended September 30, 2021		For the Year Ended September 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$9.20	$8.84	$10.14		$8.76		$10.18
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.27	0.19	0.19		0.18		0.25
Net realized and unrealized gain/(loss) on investments	2.89	0.33	(1.25)		1.39		(1.41)
Total income/(loss) from investment operations	3.16	0.52	(1.06)		1.57		(1.16)

DISTRIBUTIONS:
Net investment income	(0.26)	(0.16)	(0.24)		(0.19)		(0.26)
Tax return of capital	–	–	(0.00	)(b)	–		–
Total distributions	(0.26)	(0.16)	(0.24)		(0.19)		(0.26)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 4)	–	–	0.00	(c)	0.00	(c)	0.00	(c)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.90	0.36	(1.30)		1.38		(1.42)
NET ASSET VALUE, END OF PERIOD	$12.10	$9.20	$8.84		$10.14		$8.76

Total Return(d)	34.80%	5.85%	(10.77%)		18.00%		(11.49%)

SUPPLEMENTAL DATA:
Net assets, end of period (000)	$26,798	$24,208	$27,275		$34,594		$35,527

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.61%	1.98%	1.89%		1.79%		2.62%
Operating expenses excluding reimbursement/waiver	1.84%	1.76%	1.75%		1.74%		1.89%
Operating expenses including reimbursement/waiver	1.57%	1.57%	1.57%		1.50	%(e)	1.28	%(f)
PORTFOLIO TURNOVER RATE	10%	18%	39%		25%		75%

(a)	Calculated using the average shares method.

(b)	Less than $(0.005) per share.

(c)	Less than $0.005 per share.

(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(e)	Effective January 28, 2021, the net expense limitation changed from 1.05% to 1.25%, excluding, among other fees and expenses, 12B-1 fees and shareholder service fees.

(f)	Effective July 21, 2020, the net expense limitation changed from 1.25% to 1.05%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees.

See Notes to Financial Statements and Financial Highlights.

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Centre Global Infrastructure Fund	Financial Highlights

Institutional Class	For a share outstanding throughout the periods presented.

	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022		For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
NET ASSET VALUE, BEGINNING OF PERIOD	$9.21	$8.84	$10.15		$8.77	$10.20
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31	0.23	0.23		0.21	0.26
Net realized and unrealized gain/(loss) on investments	2.88	0.34	(1.26)		1.40	(1.40)
Total income/(loss) from investment operations	3.19	0.57	(1.03)		1.61	(1.14)

DISTRIBUTIONS:
Net investment income	(0.33)	(0.20)	(0.28)		(0.23)	(0.29)
Tax return of capital	–	–	(0.00	)(b)	–	–
Total distributions	(0.33)	(0.20)	(0.28)		(0.23)	(0.29)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 4)	–	0.00 (c)	0.00	(c)	0.00 (c)	0.00	(c)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.86	0.37	(1.31)		1.38	(1.43)
NET ASSET VALUE, END OF PERIOD	$12.07	$9.21	$8.84		$10.15	$8.77

Total Return(d)	35.21%	6.38%	(10.51%)		18.35%	(11.30%)

SUPPLEMENTAL DATA:
Net assets, end of period (000)	$3,791	$3,553	$4,484		$5,932	$6,243

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.99%	2.36%	2.28%		2.10%	2.60%
Operating expenses excluding reimbursement/waiver	1.57%	1.48%	1.51%		1.51%	1.63%
Operating expenses including reimbursement/waiver	1.18%	1.18%	1.18%		1.20%	1.02	%(e)
PORTFOLIO TURNOVER RATE	10%	18%	39%		25%	75%

(a)	Calculated using the average shares method.

(b)	Less than $(0.005) per share.

(c)	Less than $0.005 per share.

(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(e)	Effective July 21, 2020, the net expense limitation changed from 1.00% to 1.10%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees.

See Notes to Financial Statements and Financial Highlights.

Annual Report | September 30, 2024	13

Centre Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

1. ORGANIZATION

Centre Funds (the “Trust”) was organized on March 17, 2011, as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to January 17, 2014, the Trust was known as Drexel Hamilton Mutual Funds. The Trust currently offers shares of beneficial interest (“shares”) of Centre American Select Equity Fund (the “American Select Equity Fund") and Centre Global Infrastructure Fund (the “Infrastructure Fund”) (each individually a "Fund" and collectively, the “Funds”). The affairs of the Trust are overseen by a Board of Trustees (the “Board” or the “Trustees”). The Declaration of Trust permits the Trustees to create additional series of the Trust and share classes.

Information in the accompanying Funds’ financial statements and financial highlights pertain to the Investor Class and Institutional Class shares offered by each of the Funds. All classes of shares have identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Financial Statements and Financial Highlights. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies, including Accounting Standards Update 2013-08.

(a)	The Funds present or record their investments at fair value. Portfolio securities traded on a securities exchange or quoted by NASDAQ are valued at the last sale price on the principal exchange on which they are traded at the time the securities are valued, or, if not traded on that day, are valued at the closing bid price. In the case of portfolio securities listed on the NASDAQ, valuation is determined by using the NASDAQ Official Closing Price. Securities traded in the OTC market and not quoted by NASDAQ are valued at their last sale price or, if there is no available price, the last bid price quoted by brokers that make markets in the securities as of the close of regular trading hours on the day the securities are being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (the “Exchange”) or using methods determined by the Board. Short-term instruments with maturities of 60 days or less are valued at the price supplied by an approved independent pricing source. Options contracts listed for trading on a securities exchange or board of trade shall be valued at the mean of the highest bid and lowest asked quotation across the exchanges on which the option is traded. Futures contracts are ordinarily valued at the closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, may include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments. If a Fund invests in shares of other open-end mutual funds, including Money Market Funds, (each, an “Underlying Fund”), the Fund calculates the net asset value of its shares using the reported net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the Exchange on each day the Exchange is open by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

(b)	The per share net asset value (the “NAV”) of each Fund is calculated as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) each day the Exchange is open. The per share NAV is calculated by deducting from the Fund’s assets, the Fund’s liabilities, and then dividing the resulting net assets by the total number of shares outstanding, rounded to the nearest cent. The purchase price and redemption price per share is equal to the next determined NAV per share. Redemption of shares of American Select Equity Fund and Infrastructure Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

(c)	The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending September 30. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

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Centre Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

As of and during the year ended September 30, 2024, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements and financial highlights. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended September 30, 2024, the Funds did not incur any interest or penalties.

(d)	Net realized gains and losses on investments are computed on the identified cost basis. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(e)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid. As of September 30, 2024, the Funds did not hold any illiquid or restricted securities.

(f)	The accompanying financial statements and financial highlights were prepared in accordance with GAAP, which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and financial highlights and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(g)	Each Fund bears expenses incurred specifically by such Fund, as well as its pro rata portion of Trust expenses, which may be allocated on the basis of relative net assets or the nature of the services performed relative to applicability to each Fund. Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. All of the realized and unrealized gains and losses and net investment income of a Fund, other than class-specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees payable under the distribution (Rule 12b-1) plan and shareholder services plan are charged to each respective fund or share class.

(h)	The Funds intend to distribute to shareholders all of their net income and/or capital gains on an annual basis. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

(i)	A Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(j)	The Fund’s investments in infrastructure-related companies may result in a relatively large percentage of its assets invested in issuers within a specific industry or sector. To the extent that the Fund’s investments are focused in such a sector, the Fund will be subject to the market or economic factors affecting such sector, including adverse economic, business, political, regulatory or environmental developments, to a greater extent than if the Fund’s investments were more diversified among various different sectors.

(k)	The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is not included in net realized and net change in unrealized gains or losses on foreign currencies.

(l)	Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

3. FAIR VALUE MEASUREMENTS

The Funds normally use third-party pricing services to obtain market quotations for their portfolio investments. Securities and other assets for which representative market quotations are not readily available or which cannot be accurately valued using the Trust’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the NAV calculation.

Annual Report | September 30, 2024	15

Centre Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

The inputs used in determining the fair value of each Fund’s investments are summarized into three levels, as described in the following hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly).

Level 3 -	Significant unobservable prices or inputs (including the oversight of the Board and Centre Asset Management, LLC (the “Adviser”) in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s investments in the fair value hierarchy as of September 30, 2024:

Centre American Select Equity Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$378,998,587	$–	$–	$378,998,587
Exchange Traded Funds	39,990,955	–	–	39,990,955
Short Term Investments	769,771	–	–	769,771
Total	$419,759,313	$–	$–	$419,759,313

Centre Global Infrastructure Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$30,508,080	$–	$–	$30,508,080
Short Term Investments	101,064	–	–	101,064
Total	$30,609,144	$–	$–	$30,609,144

(a)	For detailed descriptions of sectors, industries, and countries, see the accompanying Schedules of Investments.

Derivative Financial Instruments

A Fund may invest its assets in derivatives and other instruments to help manage interest rate exposure, protect the Fund’s assets, or enhance returns. A Fund may also be exposed to certain exchange-traded derivative products, such as exchange-traded futures and options that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions or overall capital protection.

Derivative Risk: One or both Funds may use derivatives, such as exchange-traded options and futures that are related to stock market or bond indexes, foreign exchange, fixed income or other securities or be exposed to exchange-traded derivative products. Loss may result from a Fund’s investments in exchange-traded futures and options. The value of derivatives in which a Fund may invest may rise or fall more rapidly than other investments. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risk that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of a Fund for future payment or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause a Fund to sustain large and sudden losses. The use of derivatives, such as futures and options, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Certain derivative instruments may be difficult to sell when the Adviser believes it would be appropriate to do so.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage may allow a Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

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Centre Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives held by a Fund. Typically, a Fund may attempt to increase or decrease exposure to the risks associated with the securities or other traditional investments in which it invests. The risks associated with a Fund’s use of derivative instruments, including but not limited to volatility risk, correlation risk, segregation risk, and hedging risks, are additional risks that a Fund does not typically seek to increase or decrease exposure to. Examples of these associated risks are liquidity risk, which is the risk that a Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Option Writing/Purchasing

A Fund may write or purchase option contracts to adjust risk and return of its overall investment positions, subject to any restrictions set forth in the Fund’s prospectus. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is netted to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from, among other things, the potential inability of counterparties to meet the terms.

Futures

A Fund may use futures subject to any restrictions set forth in the Fund’s prospectus. A Fund may also be exposed to exchange-traded futures that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions. To the extent that the Fund uses derivatives for temporary cash management, investment transition purposes, managing duration or to hedge the risks of existing positions, the Fund will be subject to the risks associated with such transactions. During the year ended September 30, 2024, the Funds did not invest in futures contracts, and no options were held as of September 30, 2024.

Risk Exposure	Derivatives Statements of Assets and Liabilities Location	Fair Value
Centre American Select Equity Fund
Equity Contracts (Purchased Options)	Investments, at value	$–

The effect of derivative instruments on the Statements of Operations for year ended September 30, 2024 (Net realized gain/(loss) on purchased options contracts are included in Net realized gain/(loss) on investments within the Statements of Operations):

Derivatives	Location of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Centre American Select Equity Fund
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/(depreciation) on investments	$(4,962,257)	$(965,496)
		$(4,962,257)	$(965,496)

Volume of Derivative Instruments for the Funds during the year ended September 30, 2024, was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Centre American Select Equity Fund
Purchased Option Contracts	Notional value of contracts outstanding	$384,196,956

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. The Funds do not have an offsetting agreement with the counterparty for option contracts.

Annual Report | September 30, 2024	17

Centre Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

4. BENEFICIAL INTEREST TRANSACTIONS

On September 30, 2024, there was an unlimited number of shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest are shown in the Statements of Changes in Net Assets.

Shares of American Select Equity Fund and Infrastructure Fund that are redeemed within 90 days of purchase may incur a 2% redemption fee deducted from the redemption amount. For the year ended September 30, 2024, redemption fees retained by the Funds are disclosed in the Statements of Changes in Net Assets.

Beneficial Ownership: The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2024, the following entities owned beneficially more than 25% of each Fund’s outstanding shares. The shares may be held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately). Any transaction by these investors could have a material impact on the Fund class.

Fund	Shareholder Name	Percentage
Centre American Select Equity Fund	Charles Schwab & Co. Inc.	40.38%

5. INVESTMENT ADVISORY AGREEMENTS AND RELATED-PARTY TRANSACTIONS

The Adviser serves as the investment adviser to each Fund pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund.

As compensation for the investment advisory services provided to the Funds, the Adviser is entitled to receive monthly compensation, subject to waivers, based on each Fund’s average daily net assets at the annual rate of:

Fund	Management Fee Rate
Centre American Select Equity Fund (total net assets less than or equal to $1 billion)	0.75%
Centre American Select Equity Fund (total net assets over $1 billion)	0.70%
Centre Global Infrastructure Fund	0.85%

American Select Equity Fund

The Adviser has contractually agreed to reduce its advisory fees and/or reimburse other expenses of the Fund for not less than one year and until the next following effective date of the post-effective amendment to the registration statement of Centre Funds relating to the Fund (on or about January 29, 2025) to the extent necessary to limit the total operating expenses of the Fund including (but not limited to) investment advisory fees of the Adviser, but excluding, as applicable, any front-end or contingent deferred sales loads, taxes, leverage interest, distribution/service (Rule 12b-1) fees, shareholder services fees, brokerage commissions, acquired fund fees and expenses, (except that, if an acquired fund is an underlying fund managed by the Adviser and such acquired fund is not subject to an effective expense limitation or fee waiver agreement at any time during the term of this Agreement, then, for that time, the operating expenses of each class of shares of the Fund shall not exclude the amount of advisory fees included in such acquired fund’s fees and expenses to which the Fund would otherwise be subject), expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to an annual rate of 1.10% of the average daily net assets of the Investor Class shares, 0.90% of the average daily net assets of the Institutional Class shares prior to January 29, 2024, and 0.95% of the average daily net assets of the Institutional Class shares after January 29, 2024 (the “Expense Limitation Agreement”). The Expense Limitation Agreement may be terminated at any time, and without payment of any penalty, by the Board of Trustees of the Trust (the “Board”), on behalf of the Fund, upon 60 days’ written notice to the Adviser, but may not be terminated by the Adviser without the consent of the Board. No recoupment will be made more than three years after the date that the applicable amount was initially waived or reimbursed by the Adviser, and the recoupment may not cause the Fund to exceed the then-existing expense limitation for that class at the time such waiver or reimbursement was made. During the year ended September 30, 2024 the Institutional class recouped $46,180 of previously waived expenses.

Infrastructure Fund

The Adviser has contractually agreed to reduce its advisory fees and/or reimburse other expenses of the Fund for an initial period of not less than one year and until the next following effective date of the post-effective amendment to the registration statement of Centre Funds relating to the Fund (on or about January 29, 2025) incorporating the Fund’s financial statements and financial highlights for that fiscal year to the extent necessary to limit the total operating expenses of the Fund, including (but not limited to) investment advisory fees of the Adviser, but excluding, as applicable, any front-end or contingent deferred sales loads, taxes, leverage interest, distribution/service (Rule 12b-1) fees, shareholder services fees, brokerage commissions, acquired fund fees and expenses, (except that, if an acquired fund is an underlying fund managed by the Adviser and such acquired fund is not subject to an effective expense limitation or fee waiver agreement at any time during the term of this Agreement, then, for that time, the operating expenses of each class of shares of the Fund shall not exclude the amount of advisory fees included in such acquired fund’s fees and expenses to which the Fund would otherwise be subject), expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to an annual rate of 1.25% of the average daily net assets of the Investor Class shares and 1.10% of the average daily net assets of the Institutional Class shares. The Expense Limitation Agreement may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon 60 days’ written notice to the Adviser, but may not be terminated by the Adviser without the consent of the Board. No recoupment will be made more than three years after the date that the applicable amount was initially waived or reimbursed by the Adviser, and the recoupment may not cause the Fund to exceed the then-existing expense limitation for that class at the time such waiver or reimbursement was made.

18	centrefunds.com

Centre Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

During the year ended September 30, 2024, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived and/or Reimbursed by Adviser
Centre American Select Equity Fund
Investor	$–
Institutional	84,354
Centre Global Infrastructure Fund
Investor	66,332
Institutional	14,077

As of September 30, 2024, the balances of recoupable expenses for each Fund were as follows:

Fund	Expires 2025	Expires 2026	Expires 2027	Total
Centre American Select Equity Fund
Investor	$–	$–	$–	$–
Institutional	18,268	157,103	84,354	259,725
Centre Global Infrastructure Fund
Investor	$59,517	$53,814	$66,332	$179,663
Institutional	18,326	12,739	14,077	45,142

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds. ALPS receives a monthly fee paid by the Funds subject to a minimum monthly fee and is reimbursed for certain out-of-pocket expenses. Pursuant to an administrative agreement with the Trust, ALPS provides operational services to the Funds including, but not limited to fund accounting and fund administration services and general assistance in each Fund’s operations.

ALPS, pursuant to a transfer agency and services agreement with the Trust, serves as transfer agent for the Funds. Under the transfer agency and services agreement, ALPS receives an annual minimum fee per Fund and a fee based upon each shareholder account and its account activity and is reimbursed for certain out-of-pocket expenses.

ALPS, pursuant to a chief compliance officer services agreement with the Trust, provides chief compliance officer services to the Funds. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS receives an annual fee for these services and is reimbursed for certain out-of-pocket expenses, pursuant to the chief compliance officer services agreement.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits the Trust, on behalf of Investor Class shares of the Funds, to pay up to 0.25% per year to one or more entities for services rendered and expenses borne in connection with providing shareholder or distribution services with respect to the Investor class shares of each Fund.

The Trust has also adopted a shareholder services plan for certain non-distribution shareholder services provided by financial intermediaries. With respect to each Fund, the shareholder services plan authorizes annual payment of up to 0.15% of the average daily net assets attributable to Investor Class shares of the Fund, and up to 0.10% of the average daily net assets attributable to Institutional Class shares of the Fund.

ALPS Distributors, Inc. (the “Distributor”) acts as the principal underwriter of the Funds pursuant to a distribution agreement with the Trust. No payments were retained by the Distributor by the Funds during the year ended September 30, 2024.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives an annual retainer of $30,000 paid quarterly. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at Board meetings.

Annual Report | September 30, 2024	19

Centre Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

One Trustee is an officer of the Trust, and serves as Managing Director and Chief Investment Officer of the Adviser.

6. FEDERAL INCOME TAX AND TAX BASIS INFORMATION

As of and during the year ended September 30, 2024, no Fund had a liability for any unrecognized tax benefits. The Funds file U.S. Federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Components of Distributable Earnings on a Tax Basis: At September 30, 2024, permanent differences in book and tax accounting were reclassified. These differences had no effect on net assets and were primarily attributed to C-corporation character reclassifications and non-deductible excise tax paid.

Fund	Paid-in Capital	Total Distributable Earnings
Centre American Select Equity Fund	$(7,073)	$7,073
Centre Global Infrastructure Fund	6,769	(6,769)

As of September 30, 2024, the components of distributable earnings on a tax basis were as follows:

Fund	Accumulated Capital Gains/(Losses) and Other (Losses)	Ordinary Income Undistributed	Net Unrealized Appreciation/ (Depreciation)	Other Cumulative Effect of Timing Differences	Total Accumulated Earnings/(Deficit)
Centre American Select Equity Fund	$36,249,132	$380,773	$104,101,359	$(875)	$140,730,389
Centre Global Infrastructure Fund	(27,412,836)	146,824	8,043,197	–	(19,222,815)

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the current fiscal year end, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Centre Global Infrastructure Fund	$12,780,185	$14,632,651

The Global Infrastructure Fund used capital loss carryovers during year ended September 30, 2024 in the amount of $446,095.

Distributions to Shareholders: The Centre American Select Equity Fund normally pays dividends and net investment income, if any, on an annual basis and the Centre Global Infrastructure Fund, intends to make monthly income distributions. Each Fund normally distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income each Fund receives from its investments, including distributions of short term capital gains. Capital gain distributions are derived from gains realized when each Fund sells a security it has owned for more than one year. Each Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for each Fund to avoid or reduce taxes. Net investment income/ (loss) and net realized gain/ (loss) may differ for financial statement and tax purposes. The amounts and characteristics of tax basis distributable earnings/ (accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid for the fiscal year ended September 30, 2024 were as follows:

Distributions Paid From:	Ordinary Income	Long-Term Capital Gains
Centre American Select Equity Fund	$4,322,671	$5,309,230
Centre Global Infrastructure Fund	722,290	–

20	centrefunds.com

Centre Funds	Notes to Financial Statements and Financial Highlights

September 30, 2024

The tax character of distributions paid for the fiscal year ended September 30, 2023 were as follows:

Distributions Paid From:	Ordinary Income	Long-Term Capital Gains
Centre American Select Equity Fund	$1,332,413	$3,460,090
Centre Global Infrastructure Fund	547,821	–

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at September 30, 2024 are displayed in the table below. The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is primarily attributable to wash sales, and the tax treatment of Passive Foreign Investment Companies.

Net unrealized appreciation/depreciation of investments based on federal tax cost were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Appreciation of Foreign Currency	Net Tax Unrealized Appreciation/(Depreciation) on Investments
Centre American Select Equity Fund	$315,657,954	$106,381,435	$(2,280,076)	$–	$104,101,359
Centre Global Infrastructure Fund	22,566,035	9,407,642	(1,364,533)	88	8,043,197

7. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any U.S. Government Obligations, short-term securities, and purchased options and futures) were as follows:

Fund	Purchases of Securities	Proceeds From Sales of Securities
Centre American Select Equity Fund	$313,517,724	$359,399,170
Centre Global Infrastructure Fund	2,759,220	7,716,342

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities relating to their duties to the Trust. Additionally, in the ordinary course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements and financial highlights were issued. Based on this evaluation, no adjustments were required to the financial statements and financial highlights as of September 30, 2024.

At a meeting held on November 15, 2024, the Board of the Funds approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of the Centre American Select Equity Fund and Centre Global Infrastructure Fund into newly created series (each an “Acquiring Fund” and together the “Acquiring Funds”) of the Horizon Funds (the “Reorganization”).

Subject to approval by the Funds shareholders, each Reorganization will: (i) provide for the transfer of all of the assets of the applicable Fund to the corresponding Acquiring Fund in exchange for shares of that Acquiring Fund; (ii) the assumption of all of the liabilities of such Fund by the corresponding Acquiring Fund, and (iii) the distribution of the Acquiring Fund’s shares to shareholders in complete liquidation of such Acquired Fund. The Reorganization of each Fund is not expected to result in the recognition of a gain or loss by the Fund or its shareholders for federal income tax purposes. No sales charges or redemption fees will be imposed in connection with the Reorganizations. If approved by shareholders, the Funds’ sole portfolio manager, Mr. James A. Abate, is expected to join Horizon Investments, LLC and continue to serve as portfolio manager of each Fund. In addition, the principal investment strategies of each Acquiring Fund are the same as the principal investment strategies of each Fund.

A joint meeting of shareholders of the Funds expected to be held during the first quarter of 2025. In advance of the meeting, shareholders of record will receive a combined Proxy Statement/Prospectus which will contain additional information about the Reorganizations, including but not limited to: a comparison of each Acquired Fund and corresponding Fund (including investment strategies, fees and expenses, which are expected to be substantially the same), the terms of the Reorganization Agreement, the Board’s consideration in approving the Reorganization Agreement, the tax-free treatment of the Reorganization, the joint shareholder meeting voting instructions and a proxy.

Annual Report | September 30, 2024	21

Centre Funds	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Centre Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Centre Funds comprising Centre American Select Equity Fund and Centre Global Infrastructure Fund (the “Funds”) as of September 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

November 25, 2024

22	centrefunds.com

Centre Funds	Tax Designations

September 30, 2024 (Unaudited)

PROXY VOTING GUIDELINES AND RECORDS

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge, upon request, by (1) calling the Funds at 1-855-298-4236 and (2) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Trust files, with regard to each Fund, with the SEC a complete schedule of investments for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ first and third fiscal quarters end on December 31 and June 30. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-855-298-4236.

TAX DESIGNATIONS

Qualified Dividend Income

The percentage of ordinary income dividends distributed during the calendar year ended December 31, 2023, are designated as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code in the following percentages:

Amount
Centre American Select Equity Fund	100.00%
Centre Global Infrastructure Fund	100.00%

Dividends Received Deduction

For corporate shareholders, the following ordinary dividends paid during the calendar year ended December 31, 2023, qualify for the corporate dividends received deduction:

Amount
Centre American Select Equity Fund	100.00%
Centre Global Infrastructure Fund	89.15%

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following amounts were designated as long-term capital gain dividends:

Amount
Centre American Select Equity Fund	$ 5,309,230

Annual Report | September 30, 2024	23

CENTRE

Centre Funds

Must be accompanied or preceded by a prospectus.
ALPS Distributors, Inc., distributor for Centre Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15 of the 1940 Act requires that the Investment Advisory Agreements be approved by a majority of the Board, including a majority of the Independent Trustees. At an in-person meeting held on September 6, 2024, the Board requested, and Centre provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by Centre to the Funds; (ii) the investment performance of the Funds and Centre; (iii) the costs of the services to be provided and the profits to be realized by Centre from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee level reflects these economies of scale to the benefit of each Fund’s shareholders. The following is a summary of the Board’s deliberations and conclusions reached.

 Nature, Extent, and Quality of Services

The Trustees reviewed and discussed information concerning the nature, extent, and quality of advisory services provided by the Adviser to the Funds pursuant to the Advisory Agreements, including information concerning the Adviser’s investment philosophy. They discussed the Adviser’s disciplined, fundamental stock selection process to evaluate the value of a company, the bottom-up research conducted by the Adviser. The Trustees discussed the Adviser’s active management style, moving in and out of sectors, and from value to growth, based on its research. They considered the Adviser’s emphasis on position sizing to mitigate risk. The Trustees considered the investment personnel responsible for the day-to-day management of each Fund’s portfolio and such personnel’s experience in the investment industry. The Trustees also considered information it received from the Trust’s Chief Compliance Officer regarding the Adviser’s compliance policies and procedures, its adherence to those policies and procedures, and the Adviser’s compliance resources. They discussed the Adviser’s commitment to the Funds and the resources dedicated to servicing the Funds. The Trustees concluded that the nature and extent of the services provided by the Adviser as the investment adviser to the Funds were of high quality, appropriate and sufficient to support the renewal of the Advisory Agreements.

Performance

The Trustees considered information regarding each Fund’s performance, including information comparing performance to the applicable benchmark, an Adviser selected peer group, its Morningstar category, and another fund managed by the Adviser for various time periods as of June 30, 2024. The Trustees also considered the respective investment strategy of each Fund, the positive absolute performance of both Funds and the risk metrics provided by the Adviser, including standard deviation and maximum drawdown. They discussed the strong relative performance of the Equity Fund over the past three, five, and ten-year periods, even though it has underperformed over the past one-year period. The Trustees considered the 5-star rating of the Equity Fund. They noted that the Infrastructure Fund had outperformed over the one-year, while having mixed results in the three and five-year periods. The Trustees discussed the change in analyst in 2020, and the improved performance based on the Morningstar data. They considered data provided regarding the maximum drawdown and standard deviation of each Fund, which confirmed the strength of the Adviser’s management philosophy. Mr. Abate responded to additional questions regarding the impact of the long-dated options by the Equity Fund’s performance. Based on the foregoing, the Board determined that the performance of each Fund was acceptable.

Profitability

The Trustees then analyzed whether the Adviser reaped excessive profits from the management of either of the Funds. The Trustees reviewed the gross advisory fee profit for the Equity Fund as well as the amount of any fee waiver or expense reimbursements paid by the Adviser. The Trustees then reviewed the gross advisory fee profits of the Infrastructure Fund. They considered the amount of any fee waivers or expense reimbursements, the Adviser’s overhead costs and other benefits provided by the Adviser, including soft dollars, to form their conclusion. The Trustees then concluded that the Adviser’s profitability from each Fund was not unreasonable.

Economies of Scale

The Trustees considered information concerning potential economies of scale for each Fund, noting that the Funds (through January 29, 2025) each benefit from an expense limitation agreement covering most operating expenses, including the advisory fees charged to the Fund, but excluding expenses such as fees payable by the Funds pursuant to the Trust’s Rule 12b-1 Plan and Shareholder Services Plan. They also noted the Equity Fund’s fee breakpoint at $1 billion of assets under management. The Trustees also considered current asset levels and expectations for growth, and concluded that it was unlikely that the Adviser had achieved material economies of scale in managing either Fund, and the Board would reevaluate the issue of economies of scale at the next renewal.

Comparisons of the Advisory Fees and Select Expense Ratios

The Trustees reviewed and discussed the advisory fees payable to the Adviser under each Advisory Agreement for the services it provided thereunder and the net expense ratios of the Investor Class shares of each Fund. The Trustees reviewed, with respect to each Fund, a comparison of the expense ratio of the Fund’s Investor Class shares compared to the applicable Morningstar category average expense ratio of similarly situated funds determined by Morningstar. The Trustees discussed the advisory fees and expense information included in the Board materials with respect to each Fund and considered whether the advisory fees were reasonable in light of the active management strategy provided by the Adviser to the Funds and the quality of the services provided. They noted that the fee paid by the Infrastructure Fund of 0.85% was slightly above the average fees of the peer group of 0.84%, while the fees paid by the Equity Fund of 0.75% were higher than the peer group average of 0.58%, but well within the range of those comparable fees. They discussed fees charged by the Adviser for other funds with similar strategies and considered the Adviser’s rational for fee differentials.

After reviewing all of the information presented to them, the Trustees concluded that the advisory fees payable to the Adviser by the Funds under the Advisory Agreements were not unreasonable in light of the services provided.

Conclusion

The Trustees, including a majority of the Independent Trustees, concluded, based on their consideration of the foregoing and their evaluation of all of the information reviewed by the Trustees, that renewal of the Advisory Agreements was in the best interest of the Funds and their respective shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)(1)	The code of ethics that applies to the registrant’s principal executive officer and principal financial officer is attached hereto as Exhibit 19(a)(1).

(a)(2)	None.

(a)(3)	A separate certification for the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto as Ex 99.Cert.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRE FUNDS

By:	/s/ James A. Abate
James A. Abate
President (Principal Executive Officer)

Date:	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. Abate
James A. Abate
President (Principal Executive Officer)

Date:	December 6, 2024

By:	/s/ James A. Abate
James A. Abate
Treasurer (Principal Financial Officer)

Date:	December 6, 2024